Accounting For Stock Based Compensation (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning Balance, Shares	2,125,291	1,897,541	1,684,207
Granted, Shares	1,109,949	1,099,000	1,188,814
Vested, Shares	(1,009,959)	(860,749)	(965,478)
Forfeited, Shares	17,669	10,501	10,002
Ending Balance, Shares	2,207,612	2,125,291	1,897,541
Beginning of Period, Weighted Average Grant Date Fair Value	$ 27.92	$ 24.09	$ 35.57
Granted, Weighted Average Grant Date Fair Value	$ 37.57	$ 33.83	$ 18.45
Vested, Weighted Average Grant Date Fair Value	$ 27.40	$ 27.04	$ 37.08
Forfeited, Weighted Average Grant Date Fair Value	$ 35.68	$ 27.84	$ 32.52
End of Period, Weighted Average Grant Date Fair Value	$ 32.95	$ 27.92	$ 24.09
Phantom Stock and Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning Balance, Shares	53,388	50,057
Vested, Shares	(22,560)	(21,449)
Forfeited, Shares
Ending Balance, Shares	52,956	53,388	50,057
Beginning of Period, Weighted Average Grant Date Fair Value	$ 26.11	$ 19.19
Vested, Weighted Average Grant Date Fair Value	$ 24.68	$ 18.97
Forfeited, Weighted Average Grant Date Fair Value
End of Period, Weighted Average Grant Date Fair Value	$ 31.67	$ 26.11	$ 19.19
Phantom stock [Member] | Phantom Stock and Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Granted, Shares			42,906
Granted, Weighted Average Grant Date Fair Value			$ 18.18
Restricted Stock Units [Member] | Phantom Stock and Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Granted, Shares	22,128	24,780	7,151
Granted, Weighted Average Grant Date Fair Value	$ 37.96	$ 33.90	$ 25.27